SIGNIFICANT ACCOUNTING POLICIES (Schedule of Details About Reclassifications Out Of Accumulated Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Unrealized gains (losses) on cash flow hedge	$ 718
Cost of revenues [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Unrealized gains (losses) on cash flow hedge	499
Research and development [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Unrealized gains (losses) on cash flow hedge	107
Sales and marketing [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Unrealized gains (losses) on cash flow hedge	37
General and administrative [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Unrealized gains (losses) on cash flow hedge	102
Financial expenses [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Unrealized gains (losses) on cash flow hedge	$ (27)